Financial assets and liabilities - Summary of Trade and Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Jun. 30, 2024
Disclosure Of Financial Assets And Liabilities [Abstract]
Trade debtors	$ 1,463	$ 1,403
Tax incentives recoverable	802	854
Foreign withholding tax recoverable	47	471
Net investment in sublease	225	224
Interest receivables	2	23
Other recoverable taxes (Goods and services tax and value-added tax)	457	423
Other assets	0	17,554
Trade and other receivables	$ 2,996	$ 20,952